Taxes (Details) - Schedule of components of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Components Of Deferred Tax Assets Abstract
Net operating losses	$ 961,468	$ 820,610
Allowance for doubtful accounts	10,769	27,125
Less: valuation allowance	(972,237)	(847,735)
Deferred tax assets, net